UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-02853

Name of Fund:         Legg Mason Cash Reserve Trust
Fund Address:         100 Light Street
                      Baltimore, MD  21202

Name and address of agent for service:  Richard M. Wachterman, Esq.
                                        Legg Mason Wood Walker, Incorporated
                                        100 Light Street
                                        Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  8/31/2005

Date of reporting period:  11/30/2004

Item 1 - Schedule of Investments

Statement of Net Assets
November 30, 2004 (Unaudited)
(Amounts in Thousands)

Legg Mason Cash Reserve Trust

                                                                       Rate           Maturity Date        Par         Value
-----------------------------------------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 3.6%

    American Honda Finance Corporation                                1.995%              4/8/05          $ 20,000    $ 19,999//A,B
    Bank One NA                                                      1.87438%            3/14/05            10,000      10,002//A
    FleetBoston Financial Corporation                                  7.25%             9/15/05            10,000      10,384
    General Electric Company                                           2.15%             10/24/05           11,625      11,634
    National Rural Utilities Cooperative                              2.2125%            3/10/05            10,000      10,010
    Pfizer Incorporated                                                2.12%             11/4/05            13,600      13,600
                                                                                                                  ----------------
Total Corporate and Other Bonds (Identified Cost -- $75,629)                                                            75,629
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities //C -- 3.9%

    Capital One Prime Auto Receivables Trust 2004-2                   1.6871%            7/15/05              8,634      8,634
    Caterpillar Financial Asset Trust 2004-A                          1.3704%            5/25/05              6,081      6,080
    Honda Auto Receivables Owner Trust 2004-3                         2.0925%            11/18/05            23,159     23,159
    Nissan Auto Receivables Owners Trust 2004-C                        1.93%             9/15/05             14,970     14,971
    UPFC Auto Receivables Trust 2004-A                                1.939%             9/15/05             14,485     14,485
    WFS Financial Owner Trust 2004-4                                  2.0878%            11/17/05            14,250     14,250
                                                                                                                  ----------------
Total Asset-Backed Securities (Identified Cost -- $81,579)                                                              81,579
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 59.6%

    Fannie Mae                                                    1.33% to 2.022%  12/1/04 to 10/21/05      637,842    637,623
    Fannie Mae                                                    1.65% to 2.068%   12/18/04 to 2/8/05      117,150    117,150/A
    Federal Farm Credit Bank                                           1.94%             12/7/04             50,000     49,984
    Federal Home Loan Bank                                         1.3% to 2.5%     12/6/04 to 11/2/05      294,306    294,200
    Federal Home Loan Bank                                        1.84% to 1.99%   12/21/04 to 4/19/05       73,000     72,998//A
    Freddie Mac                                                     1% to 2.3%      12/2/04 to 9/26/05       72,000     71,997
                                                                                                                  ----------------
Total U.S. Government and Agency Obligations
    (Identified Cost -- $1,243,952)                                                                                    1,243,952
-----------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- 0.3%

    Marshall & Ilsley Corporation                                      1.92%             12/29/04              7,000      7,000
                                                                                                                  -----------------
Total Certificates of Deposit (Identified Cost -- $7,000)                                                                 7,000
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper -- 2.4%

    BellSouth Corporation                                              1.9%              12/9/04              15,000     14,993//D
    Caterpillar Inc.                                                   1.84%             12/1/04              20,000     20,000//D
    Goldman Sachs Group Incorporated                                   1.64%             7/29/05              15,500     15,500
                                                                                                                  ----------------
Total Commercial Paper (Identified Cost -- $50,493)                                                                      50,493
-----------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes -- 3.0%

    Citigroup Inc.                                                     2.28%              2/7/05              20,300      20,304//A
    Svenska Handelsbanken Ab                                           1.88%             9/26/05              15,300      15,292//A
    Wal-Mart Stores, Inc.                                            2.29625%            2/22/05              11,350      11,350//A
    Wells Fargo & Company                                            1.878131%           6/17/05              15,000      15,002//A
                                                                                                                  ----------------
Total Medium-Term Notes (Identified Cost -- $61,948)                                                                      61,948
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 27.2%
    Goldman, Sachs & Company
        2.02%, dated 11/30/04, to be repurchased at $303,017 on 12/1/04
        (Collateral: $152,445 Federal Home Loan Bank bonds, 2.005% to 2.75%, due
        10/3/05 to 1/17/06, value $152,855; $100,000 Fannie Mae notes, 1.88% to
        3.00%, due 10/3/05 to 8/15/07, value $100,354; $50,000 Freddie Mac notes,
        2.875%, due 12/15/06, value $50,971)                                                                 303,000    303,000
    Lehman Brothers, Inc.
        2%, dated 11/30/04, to be repurchased at $50,119 on 12/1/04 (Collateral:  $51,315
        Federal Home Loan Bank discount notes, 0%, due 1/21/05, value $51,118)                                50,116     50,116
    Merrill Lynch Government Securities, Inc.
        2.02% , dated 11/30/04, to be repurchased at $214,626 on 12/1/04 (Collateral:
        $100,000 Freddie Mac notes, 5.50%, due 9/15/11, value $108,896; $104,865
        Fannie Mae notes, 5.375%, due 11/15/11, value $111,392)                                              214,614     214,614
                                                                                                                  ----------------
Total Repurchase Agreements (Identified Cost -- $567,730)                                                                567,730
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 100.0%                                                               2,088,331
Other Assets Less Liabilities -- 0.0%                                                                                        (38)
                                                                                                                  ----------------

Net Assets Applicable to 2,088,339 Shares Outstanding -- 100.0%                                                      $ 2,088,293
                                                                                                                  ----------------

Net Asset Value Per Share                                                                                                  $1.00

//A Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of November 30, 2004.

//B Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents .96% of net assets.

//C Asset-backed securities - A security which is secured by a pool of assets such as property, mortgages or receivables.

//D Discount Commercial Paper - Commercial paper without periodic interest payments sold at such a discount as to produce a current yield to maturity. The rate shown represents the yield to maturity.

     In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost, so long as the Trust's Board of Trustees determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

     Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Cash Reserve Trust

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date:  January 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President, Legg Mason Cash Reserve Trust
Date:  January 25, 2005


By:  /s/ Marie K. Karpinski
---------------------------------

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Cash Reserve Trust
Date:  January 25, 2005